Financial Expenses, Net	12 Months Ended
Dec. 31, 2019
Finance Expenses, Net [Abstract]
FINANCIAL EXPENSES, NET
NOTE 21 -	FINANCIAL EXPENSES, NET:

	Year ended December 31
	2019	2018	2017
	U.S. dollars in thousands
Finance expenses:
Bank fees and interest	(166)	(20)	(15)
Issuance expenses	(447)	(517)	(242)
Changes financial liabilities at fair value through profit or loss, including day 1 loss	(5,649)	(2,839)	(718)
Exchange differences	-	(120)	-
Total finance expenses	(6,262)	(3,496)	(975)

Financing income:
Changes in financial liabilities at fair value through profit or loss, including day 1 loss	3,050	945	2,697
Interest received from institutions	4	10	9
Exchange differences	24	-	253
Total financing income	3,078	955	2,959
Financing income (expenses), net	(3,184)	(2,541)	1,984